UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   August 4, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $68,231
List of Other Included Managers: NONE

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ----
Alcoa Inc                      COM              013817101      292         28300 SH       Sole                    28300
Amazon                         COM              023135106      251          3000 SH       Sole                     3000
ArcelorMittal                  COM              03938L104      265          8000 SH       Sole                     8000
Cisco Systems Inc.             COM              17275R102      606         32500 SH       Sole                    32500
Companhia Siderurgica Nacional COM              20440W105      201          9000 SH       Sole                     9000
Dow Chemical                   COM              260543103      466         28853 SH       Sole                    28853
EMC Corp                       COM              268648102      858         65500 SH       Sole                    65500
FedEx Corporation              COM              31428X106      389          7000 SH       Sole                     7000
Financial Select Sector SPDR F COM              81369Y605     1318        110100 SH       Sole                   110100
General Electric               COM              369604103      846         72163 SH       Sole                    72163
Goldman Sachs                  COM              38141G104     1047          7100 SH       Sole                     7100
Hewlett-Packard                COM              428236103      216          5600 SH       Sole                     5600
IBM                            COM              459200101     1525         14600 SH       Sole                    14600
IShares Barclays Aggregate Bon COM              464287226     1093         10700 SH       Sole                    10700
IShares FTSE/Xinhua China 25   COM              464287184      691         18000 SH       Sole                    18000
IShares MSCI Brazil Index      COM              464286400     2103         39700 SH       Sole                    39700
IShares MSCI EAFE              COM              464287465     6936        151400 SH       Sole                   151400
IShares MSCI Emerging Markets  COM              464287234     2472         76700 SH       Sole                    76700
IShares Russell 2000           COM              464287655     5565        109200 SH       Sole                   109200
IShares S&P Europe 350         COM              464287861     4895        156000 SH       Sole                   156000
IShares S&P Latin America      COM              464287390      243          7000 SH       Sole                     7000
Industrial Select Sector SPDR  COM              81369Y704     1476         67200 SH       Sole                    67200
Intel Corp.                    COM              458140100      556         33612 SH       Sole                    33612
JP Morgan Chase                COM              46625H100      570         16700 SH       Sole                    16700
Market Vectors Agribusiness    COM              57060U605      758         22000 SH       Sole                    22000
Masco Corp.                    COM              574599106     5386        562243 SH       Sole                   562243
Morgan Stanley                 COM              617446448      393         13800 SH       Sole                    13800
Nasdaq 100                     COM              73935A104    12969        356500 SH       Sole                   356500
Oil Service HOLDRS             COM              678002106     2129         21800 SH       Sole                    21800
Petroleo Brasileiro SA         COM              71654V408      410         10000 SH       Sole                    10000
Regional Bank Holders          COM              75902E100     1015         15300 SH       Sole                    15300
Research In Motion             COM              760975102      284          4000 SH       Sole                     4000
S&P MidCap 400                 COM              595635103     4918         46700 SH       Sole                    46700
Schlumberger                   COM              806857108      216          4000 SH       Sole                     4000
Semiconductor Holdrs           COM              816636203     1791         83500 SH       Sole                    83500
Transocean Ltd.                COM              H8817H100      223          3000 SH       Sole                     3000
TriMas Corp                    COM              896215209      521        154500 SH       Sole                   154500
US Natural Gas Fund            COM              912318102      363         26200 SH       Sole                    26200
Wal-Mart Stores                COM              931142103      484         10000 SH       Sole                    10000
Wells Fargo                    COM              949746101     1179         48600 SH       Sole                    48600
iShares iBoxx High Yield Corpo COM              464288513      311          3900 SH       Sole                     3900